Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

9. Stock-Based Compensation

On May 10, 2016, the stockholders approved amendments to the Company’s 2011 Equity Incentive Plan that (i) increase the maximum number of shares of common stock that may be issued under the Plan from 6.0 million shares to 7.5 million shares, (ii) allow issuance of Restricted Stock Units, and (iii) permit repricing and exchanges of options at the discretion of the Board of Directors.

Under the 2003 Plan, as restated in June 2011, the Company was authorized to issue options covering up to 3,500,000 common stock shares. Effective June 1, 2011, the Company adopted the 2011 Equity Incentive Plan (the “2011 Plan”). The maximum number of shares with respect to which options may be granted under the 2011 Plan is 7,500,000 shares, which is offset and reduced by options previously granted under the 2003 Plan. The option price is determined by the Board of Directors but cannot be less than the fair value of the shares at the grant date. Generally, the options vest ratably over either four or five years and expire ten years from the grant date. Both plans provide for accelerated vesting if there is a change of control, as defined in the plans.

A summary of stock option activity for the nine months ended September 30, 2016 (unaudited) is presented below (in thousands, except per share and contractual life data).

			Weighted Average
		Weighted	Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Life (in Years)
Options outstanding at December 31, 2015	3,472	$8.01	6.39
Granted	690	$4.33
Exercised	(96)	$5.00
Forfeited or expired	(397)	$9.03

Options outstanding at September 30, 2016	3,669	$7.28	6.45

Options exercisable at September 30, 2016	1,934	$6.54	4.40

The estimated aggregate intrinsic value of stock options exercisable at September 30, 2016 was $0. As of September 30, 2016, there was $6.9 million of total unrecognized compensation cost related to outstanding stock options that will be recognized over a weighted average period of 2.84 years.

On January 1, 2015, the Company’s current Chairman, who at the time was the Chief Executive Officer, exercised stock options on a cashless basis to purchase 59,063 shares of common stock at an exercise price of $4.75 per share. Based on the closing market price of the Company’s common stock of $10.26 on December 31, 2014, the Chief Executive Officer tendered 27,344 shares of common stock that he owned to satisfy the aggregate exercise price and surrendered 12,055 shares of common stock to satisfy the related $123,684 income and payroll tax withholding amounts related to the transaction.

During the nine months ended September 30, 2016, the Company granted stock options to purchase 659,973 shares of common stock to certain employees and contractors. The options are exercisable for a period of ten years from the date of grant at prices ranging from $3.44 to $5.16 per share, which was the fair value of the Company’s common stock on the respective grant dates. The options vest over a period of four years. The fair value of these options, as calculated pursuant to the Black-Scholes option-pricing model, was determined to be $1,350,000 ($1.64 to $2.47 per share). Assumptions used in the model were an expected term of 6.25 years, volatility of 48.2%, a risk-free interest rate of 1.40% to 1.87%, and an expected dividend rate of 0%.  During the nine months ended September 30, 2016, the Company issued 95,493 shares of common stock through exercises of stock options that resulted in net proceeds of $479,000.

During the nine months ended September 30, 2016, the Company granted stock options to purchase 30,000 shares of common stock to an outside attorney in connection with his services relating to the Company’s rights offering to stockholders. The options have fully vested and are exercisable for a period of four years from the date of grant at a price of $5.23 per share, which was 125% of the fair value of the Company’s common stock on the grant date of January 14, 2016. The fair value of these options, as calculated pursuant to the Black-Scholes option-pricing model, was determined to be $53,000 ($1.77 per share). Assumptions used in the model were an expected term of 6.25 years, volatility of 48.2%, a risk-free interest rate of 1.87%, and an expected dividend rate of 0%.  The cost of these shares was treated as an issuance cost of the offering and was deducted from the gross proceeds from the offering.

During the first quarter of 2016, the Company recorded a charge of $55,000 to extend the exercise period of 98,681 vested options for one employee who resigned and became a consultant for the Company. All unvested options for this employee were terminated when this employee ceased full-time employment with the Company.

The following table summarizes Restricted Stock Unit (RSU) activity for the nine months ended September 30, 2016 (in thousands, except per share data):

		Weighted
		Average Grant
	Number	Date Fair Value
	of Awards	Per Share

Outstanding as of December 31, 2015	190	$12.43
Awarded	-	-
Vested	(48)	-
Forfeited/canceled	-	-
Outstanding as of September 30, 2016	142	$12.43

As of September 30, 2016, there was $1,699,000 of total unrecognized compensation cost related to the outstanding RSUs that will be recognized over a weighted average period of 2.88 years.

On August 18, 2016, of the 190,000 RSUs held by the Company’s Chief Executive Officer, 47,500 RSUs vested at a market price of $3.76 per share.

The Company adopted an employee stock purchase plan (“ESPP”) starting in June 2015 for all eligible employees. Under the ESPP, shares of the Company's common stock may be purchased at six-month intervals at 85% of the lower of the closing fair market value of the common stock (i) on the first trading day of the offering period or (ii) on the last trading day of the purchase period. An employee may purchase in any one calendar year shares of common stock having an aggregate fair market value of up to $25,000 determined as of the first trading day of the offering period. Additionally, a participating employee may not purchase more than 100,000 shares of common stock in any one offering period. At September 30, 2016, 154,225 shares had been issued under the plan. Proceeds from the purchase of stock under the plan totaled $337,000 for the nine months ended September 30, 2016.

The total stock-based compensation recognized for stock-based awards granted under the 2003 Plan and the 2011 Plan in the condensed consolidated statements of operations for the nine months ended September 30, 2016 and 2015 (unaudited) is as follows (in thousands):

	Nine Months	Nine Months
	Ended	Ended
	September 30, 2016	September 30, 2015
Cost of sales	$245	$265
Research and development	238	217
Clinical and regulatory	136	206
Selling and marketing	59	312
General and administrative	1,903	918
Total	$2,581	$1,918

10. Stock-Based Compensation

Under the 2003 Plan, as restated in June 2011, the Company was authorized to issue options covering up to 3,500,000 common stock shares. Effective June 1, 2011, the Company adopted the 2011 Equity Incentive Plan (the “2011 Plan”). The maximum number of shares with respect to which options may be granted under the 2011 Plan is 6,000,000 shares, which is offset and reduced by options previously granted under the 2003 Plan. The option price is determined by the Board of Directors but cannot be less than the fair value of the shares at the grant date. Generally, the options vest ratably over either four or five years and expire ten years from the grant date. Both plans provide for accelerated vesting if there is a change of control, as defined in the plans.

No option shall be granted under the 2011 Plan after May 31, 2021.

The Company recognized stock-based compensation cost of $2,687,000, $1,475,000 and $770,000 during 2015, 2014 and 2013, respectively. The calculated value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2015	2014	2013

Risk-free interest rate	1.93% – 2.21%	0.3% – 2.2%	1%
Expected dividend yield	0%	0%	0%
Expected volatility	47.5% – 50.4%	50.0% – 61.2%	61.2%
Expected term	6.25 – 6.5 years	1.5 – 6.5 years	6.5 years

Weighted-average grant date calculated fair value	$ 6.17	$ 4.73	$ 1.58

As the Company has limited stock trading history, the expected volatility is based on the historical volatility of similar companies that have a trading history. The expected term represents the estimated average period of time that the options are expected to remain outstanding. Since the Company does not have sufficient historical data on the exercise of stock options, the expected term is based on the “simplified” method that measures the expected term as the average of the vesting period and the contractual term. The risk free rate of return reflects the grant date interest rate offered for zero coupon U.S. Treasury bonds over the expected term of the options.

A summary of stock option activity for the years ended December 31, 2015, 2014 and 2013 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Options outstanding at December 31, 2012	2,727,503	$4.32
Granted	500	5.00
Exercised	(331,871)	1.05
Forfeited or expired	(155,564)	3.73
Options outstanding at December 31, 2013	2,240,568	$4.84
Granted	1,377,978	7.62
Exercised	(115,029)	4.40
Forfeited or expired	(251,890)	4.44
Options outstanding at December 31, 2014	3,251,627	$6.07
Granted	998,348	12.29
Exercised	(573,792)	4.85
Forfeited or expired	(204,037)	7.08
Options outstanding at December 31, 2015	3,472,146	$8.01	6.39

Options exercisable at December 31, 2015	1,571,255	$5.44	3.62

The exercise prices of common stock options outstanding and exercisable are as follows at December 31, 2015:

Exercise Price	Options Outstanding (Shares)	Options Exercisable (Shares)

$4.25	125,000	125,000
$4.88	16,500	—
$5.00	1,408,553	1,223,965
$7.00	252,095	51,969
$9.00	699,650	170,121
$9.01	34,000	—
$12.43	420,000	—
$12.46	246,000	—
$12.73	150,000	—
$13.09	116,348	—
$13.90	3,000	—
$14.06	1,000	200
	3,472,146	1,571,255

The estimated aggregate intrinsic value of stock options exercisable at December 31, 2015 and 2014 was approximately $1,294,000 and $10,080,000, respectively. As of December 31, 2015, there was $9,148,000 of total unrecognized compensation cost related to the outstanding stock options that will be recognized over a weighted average period of 3.17 years.

On January 1, 2015, the Company’s current Chairman, who at that time was the Chief Executive Officer, exercised stock options expiring on that date on a cashless basis to purchase 59,063 shares of common stock at an exercise price of $4.75 per share. Based on the closing market price of the Company’s common stock of $10.26 on December 31, 2014, the Chief Executive Officer tendered 27,344 shares of common stock that he owned to satisfy the aggregate exercise price and surrendered 12,055 shares of common stock to satisfy the related $124,000 of income and payroll tax withholding amounts related to the transaction.

In June 2015 the Company’s current Chairman, who at that time was the Chief Executive Officer, exercised stock options on a cashless basis to purchase 150,000 shares of common stock at an exercise price of $4.75 per share. Related to these exercises, the Chief Executive Officer tendered 50,753 shares of common stock that he owned to satisfy the aggregate exercise price.

In January 2014, the Company granted a stock option to its current Chairman, who at that time was the Chief Executive Officer, to purchase 125,000 shares of common stock at an exercise price of $4.25 per share, exercisable for a period of three years from the date of grant. The stock option grant was fully vested on the date of issuance and was intended to replace an earlier stock option grant with the same exercise price that had expired in January 2014. The stock option was not granted pursuant to the 2011 Plan. The grant date fair value of the stock option, calculated pursuant to the Black-Scholes option-pricing model utilizing a volatility factor of 50% and a dividend rate of 0%, was determined to be $393,000, which was charged to operations as general and administrative expense in the year ended December 31, 2014.

During the year ended December 31, 2014, the Company recorded a charge of $235,000 to extend the exercise period of 232,003 options for four employees who resigned and became consultants for the Company. All unvested options for employees were terminated when they ceased full-time employment with the Company.

On May 15, 2015 shareholders approved (1) an increase of 2,000,000 shares in the number of shares available for option awards under the 2011 Equity Incentive Plan, and (2) an Employee Stock Purchase Plan, with an initial 250,000 shares with annual increases of shares available equal to the lesser of (i) 1% of outstanding shares or (ii) 100,000 shares.

The Company adopted an employee stock purchase plan in June, 2015 for all eligible employees. Under the plan, shares of the Company's common stock may be purchased at six-month intervals at 85% of the lower of the closing fair market value of the common stock (i) on the first trading day of the offering period or (ii) on the last trading day of the purchase period. An employee may purchase in any one calendar year shares of common stock having an aggregate fair market value of up to $25,000 determined as of the first trading day of the offering period. Additionally, a participating employee may not purchase more than 100,000 shares of common stock in any one offering period. At December 31, 2015, 52,469 shares were issued under the plan.

The following table summarizes Restricted Stock Unit (RSU) activity for the year ended December 31, 2015:

	Number of Awards	Weighted Average Grant Date Fair Value Per Share

Outstanding as of December 31, 2014	-	$-
Awarded	190,000	12.43
Vested	-	-
Forfeited/canceled	-	-
Outstanding as of December 31, 2015	190,000	$12.43

As of December 31, 2015, there was $2,142,000 of total unrecognized compensation cost related to the outstanding RSUs that will be recognized over a weighted average period of 3.63 years.

The total stock-based compensation recognized for stock-based awards granted in the consolidated statements of operations for the years ended December 31, 2015, 2014 and 2013 is as follows (in thousands):

	2015	2014	2013

Cost of sales	$279	$192	$153
Research and development	208	293	229
Clinical and regulatory	235	113	83
Selling and marketing	442	141	102
General and administrative	1,523	736	203
Total	$2,687	$1,475	$770

From time to time, the Company has extended full-recourse loans to certain non-officer employees for the purpose of financing stock option exercises. These loans bear interest ranging from 1.27% to 1.91% per annum and are payable over three years in monthly installments of principal and interest. At December 31, 2015 and 2014, the outstanding balance of such loans, including accrued interest, was $5,000 and $109,000, respectively. These loans receivable are recorded in the Company’s consolidated financial statements as an offset to stockholders’ equity. Additionally at December 31, 2015 and 2014, the Company had a receivable in the amount of $0 and $10,000, respectively, from a non-officer employee for the exercise of options which has been recorded as an offset to stockholders’ equity in the Company’s consolidated financial statements.

On December 27, 2013, the Company extended a full-recourse loan totaling $127,000 to a consultant for the purpose of financing the exercise of stock options. The loan bears interest at 1.64% per annum and is repayable in eight equal quarterly installments of $16,000. This loan receivable is recorded in the Company’s consolidated financial statements as an offset to stockholders’ equity. At December 31, 2015 and 2014, the outstanding balance of this loan including accrued interest was $0 and $43,000, respectively.

Stock Awards

In July 2014, the Company awarded Alfred E. Mann, who at the time the Chairman of the Board of Directors, 25,000 shares of common stock in recognition of services rendered to the Company since inception. These shares were valued at $175,000, or $7.00 per share, and were charged to general and administrative expense in 2014.

In 2014, the Company awarded 21,215 shares to an outside attorney and his staff as part of the fee paid for drafting the Company’s prospectus and S-1 filing. These shares were valued at $170,000, with 10,715 shares valued at $7.00 per shares and the balance valued at $9.00 per share. The cost of these shares is treated as an issuance cost of the Company’s initial public offering and was deducted from the gross proceeds from the offering.

Employment Agreement

On June 19, 2015 the Company entered into an at will employment agreement with Will McGuire to become the Company’s President and Chief Executive Officer. The Company has agreed to pay Mr. McGuire an annual salary of $390,000 and he will also be entitled to receive performance bonuses which will be based on performance standards and goals established by the Company’s Board of Directors. Upon termination without cause, Mr. McGuire will be entitled to receive severance consisting of his salary for a period of 12 months following such termination and his pro-rated target bonus through the balance of the calendar year in which such termination occurs. As part of the agreement, the Company agreed to grant Mr. McGuire, effective on his official start date as an employee, options to purchase 420,000 shares of the Company’s common stock, the fair value of which was determined to be $2,574,000, of which $240,000 was recognized during the year ended December 31, 2015 and 190,000 RSUs the fair value of which was determined to be $2,362,000, of which $220,000 was recognized during the year ended December 31, 2015. The fair value of the RSUs and the exercise price of the options were both marked at $12.43 which was the closing price of the Company’s stock on Nasdaq on August 17, 2015. The options and RSUs will vest over four years, with 25% vesting on the first anniversary of the grant date, and the remainder vesting thereafter in twelve equal installments of 6.25% on the quarterly anniversaries of the grant date.